Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current:
Deferred revenue and customer advances		¥ 15	¥ 24
Tax losses carried forward and others		767	381
Total current deferred tax assets, gross		782	405
Less: Valuation allowance		(331)	(149)
Total deferred tax assets, current portion		451	256
Non-current:
Deferred revenue and customer advances		17	31
Property and equipment		25	14
Tax losses carried forward and others		1,021	1,139
Total non-current deferred tax assets, gross		1,063	1,184
Less: Valuation allowance		(1,033)	(1,027)
Total deferred tax assets, non-current portion		30	157
Total deferred tax assets		481	413
Current:
Others		(9)	(17)
Non-current:
Withholding tax on undistributed earnings		(5,452)	(3,891)
Identifiable intangible assets		(508)	(575)
Available-for-sale securities		(488)
Others		(23)	(27)
Total deferred tax liabilities, non current portion	$ (1,004)	(6,471)	(4,493)
Total deferred tax liabilities		(6,480)	(4,510)
Net deferred tax liabilities		¥ (5,999)	¥ (4,097)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 13,600
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		1,175
United States
Income tax
Accumulated tax losses of subsidiaries		696
Singapore
Income tax
Accumulated tax losses of subsidiaries		220
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 2,917